Revenue from Contracts with Customer - Schedule of Revenue Disaggregation by Type (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 581,977	$ 533,732	$ 736,654	$ 691,710
Subscriptions and licenses
Disaggregation of Revenue [Line Items]
Total revenues	537,031	483,593	667,993	618,486
Subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	501,011	445,338	608,300	557,421
SELECT subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	199,848	196,564
Enterprise license subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	165,268	135,959	184,833	182,816
Term license subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	135,895	112,815	156,218	100,860
Perpetual licenses
Disaggregation of Revenue [Line Items]
Total revenues	36,020	38,255	59,693	61,065
Services
Disaggregation of Revenue [Line Items]
Total revenues	44,946	50,139	68,661	73,224
Professional services (recurring)
Disaggregation of Revenue [Line Items]
Total revenues	11,624	15,682	22,797	25,981
Professional services (other)
Disaggregation of Revenue [Line Items]
Total revenues	$ 33,322	$ 34,457	$ 45,864	$ 47,243